UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       JUNE 30, 2007
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         CAMBRIDGE INVESTMENTS, LTD.
Address:      802 WEST BROADWAY
              JACKSON, WYOMING  83001


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

/S/ JOHN R. TOZZI                JACKSON, WYOMING              AUGUST 15, 2007
-----------------                ----------------              ---------------
  [Signature]                      [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   1
                                                 -------------

Form 13F Information Table Entry Total:               17
                                                 -------------

Form 13F Information Table Value Total:             $294,533
                                                 -------------

                                                   (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC




     COLUMN 1                COLUMN 2    COLUMN 3       COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
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                             TITLE OF                    VALUE   SHRS OR PRN  SH/   PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP         (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
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
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BAKER HUGHES INC            COMMON        057224107      11,429      135,849               DEFINED      1     135,849
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CAL DIVE INTL INC           COMMON        112802T101     11,458      689,000               DEFINED      1     722,000
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COOPER CAMERON CORP         COMMON        13342B105      24,868      347,956               DEFINED      1     347,956
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DIAMOND OFFSHORE
  DRILLING INC              COMMON        25271C102      22,496      221,500               DEFINED      1     221,500
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ENSCO INTL INC              COMMON        26874Q100      22,977      376,606               DEFINED      1     376,606
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GLOBAL SANTE FE             COMMON        G3930E101      22,339      309,192               DEFINED      1     309,192
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HALLIBURTON                 COMMON        406216101      22,061      639,458               DEFINED      1     639,458
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HELIX ENERGY SOLUTIONS
  GROUP INC                 NASD OTC      42330P107      18,620      466,540               DEFINED      1     478,540
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HELMERICH & PAYNE INC       COMMON        423452101      10,899      307,720               DEFINED      1     307,720
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NABORS INDS INC             SHS           G6359F103      13,319      399,000               DEFINED      1     399,000
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NOBLE DRILLING CORP         SHS           G65422100      23,625      242,260               DEFINED      1     242,260
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NATIONAL OILWELL            COMMON        637071101      22,814      218,857               DEFINED      1     218,857
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TRANSOCEAN VARCO INC        ORD           G90078109      18,553      175,065               DEFINED      1     175,065
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SMITH INTL INC              COMMON        832110100        8,925     152,200               DEFINED      1     152,200
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SLUMBERGER LTD              COMMON        806857108      29,612      348,618               DEFINED      1     348,618
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WH ENERGY SERVICES INC      NASD OTC      92925E108        6,340     102,400               DEFINED      1     102,400
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WEATHERFORD INTERNATIONAL   COMMON        G95089101        4,198      76,000               DEFINED      1      76,000
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                                                        294,533
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